Goodwill And Other Intangible Assets (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD $ / bbl	Dec. 31, 2016 CAD
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	CAD 3,075.0	CAD 3,079.0
Amortization	(3.0)	(4.0)
Disposals	(13.0)
Additions	2.0
Balance at end of period	CAD 3,061.0	CAD 3,075.0
After tax discount rate applied to cash flow projections	8.00%	8.00%
Projected West Texas Intermediate price prices for 2018 | $ / bbl	61.00
Projected West Texas Intermediate price prices for 2019 | $ / bbl	68.60
Projected West Texas Intermediate price prices for 2020 | $ / bbl	76.65
Average growth rate from 2021 - 2023	4.00%
Average growth rate after 2023	2.00%
Inflation rate	2.00%
Goodwill impairment	CAD 0.0
Minimum
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	10.00%	10.00%
Cash flow forecast period	P20Y
Maximum
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	12.00%	15.00%
Cash flow forecast period	P50Y
Oil Sands
Changes in intangible assets other than goodwill [abstract]
Goodwill impairment	CAD 0.0
Oil Sands | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	2,752.0	CAD 2,752.0
Balance at end of period	2,752.0	2,752.0
Refining and Marketing | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	148.0	148.0
Disposals	(8.0)
Balance at end of period	140.0	148.0
Refining and Marketing | Brand Name
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	166.0	166.0
Disposals	(4.0)
Balance at end of period	162.0	166.0
Refining and Marketing | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	9.0	13.0
Amortization	(3.0)	(4.0)
Disposals	(1.0)
Additions	2.0
Balance at end of period	CAD 7.0	CAD 9.0